Related party transactions - Compensation paid or payable to key management for employee services (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Stock-based compensation, included in operating expenses	$ 95,398	$ 20,872
Salaries, benefits and directors fees, included in general and administrative expenses	1,966	1,116
Severance costs	46
Salaries, benefits and stock-based compensation capitalized in property, plant and equipment and in exploration and evaluation assets	3	5
Total compensation	$ 97,413	$ 21,993